Note 7 VaR by Risk factor (Details) - EUR (€) € in Millions		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
VaR average in the year [Member]
VaR by risk factor [Line Items]
VaR by risk factor		€ 27	€ 29	€ 27
VaR max in the year [Member]
VaR by risk factor [Line Items]
VaR by risk factor		36	36	39
VaR min in the year [Member]
VaR by risk factor [Line Items]
VaR by risk factor		19	22	18
End of period VaR [Member]
VaR by risk factor [Line Items]
VaR by risk factor		29	31	28
Interest spread risk [Member] | VaR average in the year [Member]
VaR by risk factor [Line Items]
VaR by risk factor		33	33	29
Interest spread risk [Member] | VaR max in the year [Member]
VaR by risk factor [Line Items]
VaR by risk factor		35	32	39
Interest spread risk [Member] | VaR min in the year [Member]
VaR by risk factor [Line Items]
VaR by risk factor		25	27	20
Interest spread risk [Member] | End of period VaR [Member]
VaR by risk factor [Line Items]
VaR by risk factor		32	34	32
Currency risk [member] | VaR average in the year [Member]
VaR by risk factor [Line Items]
VaR by risk factor		8	10	12
Currency risk [member] | VaR max in the year [Member]
VaR by risk factor [Line Items]
VaR by risk factor		12	13	20
Currency risk [member] | VaR min in the year [Member]
VaR by risk factor [Line Items]
VaR by risk factor		10	9	3
Currency risk [member] | End of period VaR [Member]
VaR by risk factor [Line Items]
VaR by risk factor		13	9	12
Stock market risk [Member] | VaR average in the year [Member]
VaR by risk factor [Line Items]
VaR by risk factor		3	2	4
Stock market risk [Member] | VaR max in the year [Member]
VaR by risk factor [Line Items]
VaR by risk factor		2	4	10
Stock market risk [Member] | VaR min in the year [Member]
VaR by risk factor [Line Items]
VaR by risk factor		2	1	1
Stock market risk [Member] | End of period VaR [Member]
VaR by risk factor [Line Items]
VaR by risk factor		7	5	2
Vega Correlation risk [Member] | VaR average in the year [Member]
VaR by risk factor [Line Items]
VaR by risk factor		7	11	11
Vega Correlation risk [Member] | VaR max in the year [Member]
VaR by risk factor [Line Items]
VaR by risk factor		11	1	20
Vega Correlation risk [Member] | VaR min in the year [Member]
VaR by risk factor [Line Items]
VaR by risk factor		11	10	6
Vega Correlation risk [Member] | End of period VaR [Member]
VaR by risk factor [Line Items]
VaR by risk factor		5	11	11
Diversification effect [Member] | VaR average in the year [Member]
VaR by risk factor [Line Items]
VaR by risk factor	[1]	(23)	(28)	(28)
Diversification effect [Member] | VaR max in the year [Member]
VaR by risk factor [Line Items]
VaR by risk factor	[1]	(24)	(14)	(14)
Diversification effect [Member] | VaR min in the year [Member]
VaR by risk factor [Line Items]
VaR by risk factor	[1]	(28)	(25)	(39)
Diversification effect [Member] | End of period VaR [Member]
VaR by risk factor [Line Items]
VaR by risk factor	[1]	€ (28)	€ (29)	€ (29)

[1]	(1) The diversification effect is the difference between the sum of the average individual risk factors and the total VaR figure that includes the implied correlation between all the variables and scenarios used in the measurement.